Debt - Non-Recourse Mortgages and Notes Payable (Details) - Mortgages and notes payable - Non-recourse - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt
Real estate	$ 317.6	$ 198.3
Minimum
Long-Term Debt
Outstanding principal balances per real estate development	$ 3.0	$ 3.1
Interest rate (as a percent)	3.50%	3.50%
Maximum
Long-Term Debt
Outstanding principal balances per real estate development	$ 15.9	$ 14.4
Interest rate (as a percent)	4.80%	4.80%